DLA Piper LLP (US) 4365 Executive Drive, Suite 1100 San Diego, California 92121-2133 www.dlapiper.com Douglas J. Rein doug.rein@dlapiper.com T 858.677.1443 F 858.638.5043

VIA EDGAR

May 4, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	International Stem Cell Corporation
Registration Statement on Form S-1
File No. 333-164540

Ladies and Gentleman:

On behalf of International Stem Cell Corporation (the “Company”), we are transmitting herewith for filing with the Securities and Exchange Commission (the “Commission”), Amendment No. 3 to the Company’s Registration Statement (No. 333-164540) on Form S-1 (the “Registration Statement”). The Company has revised the Registration Statement to update appropriate disclosures and to respond to comments provided by the staff of the Commission.

We hereby submit the following responses with respect to the comments from the staff.

1.	The Company has revised the cover page of the prospectus to include the number of shares expected to be sold (which is based on an assumed price).

2.	The Company has revised the “Plan of Distribution” section of the prospectus to clarify various aspects of the offering, including (i) that there will be a single price set for the shares of Series F Preferred Stock and a single price set as the exercise price for the warrants, (ii) the Company’s expectation that all purchase agreements will be signed within two days of the date of effectiveness of the Registration Statement, (iii) the Company’s expectation of the anticipated closing date, (iv) that the warrants and shares of common stock issued upon execution of the purchase agreement(s) are the only shares of common stock and warrants to be issued (other than any issuances of common stock upon exercise of a warrant), and (v) that the investment decision is being made by the purchaser(s) upon execution of the purchase agreement.

3.	As requested, we have revised the opinion included as Exhibit 5.1.

Securities and Exchange Commission

Page Two

4.	Finally, you have requested our views with respect to the treatment of this offering under Rule 415, and in particular whether it is an “at the market offering” or a “delayed offering” that would be the equivalent of shelf registration statement. As defined in Rule 415(a)(4), the term “at the market offering” means an offering of equity securities into an existing trading market for outstanding shares of the same class at other than a fixed price (emphasis added). In this offering, the purchase price for the shares of Preferred Stock (which includes the shares of common stock issuable as a commitment fee and the warrants) is fixed and the exercise price of the warrants is also fixed. Therefore, this is not an “at the market offering.” Similarly, because the offering of these securities will be commenced promptly and will continue for only a period of a few days, this is a continuous offering as opposed to a delayed or episodic offering. As reflected in the revised “Plan of Distribution” section of the prospectus, the binding agreement(s) to purchase shares of Preferred Stock will be signed within a few days of the effective date of the Registration Statement. This offering will not continue more than a few days and it will not involve periodic take downs of portions of the shares covered by the Registration Statement in a manner that would be contemplated by a typical shelf registration statement.

If you have any questions or comments regarding this letter, please contact me at (858) 677-1443.

Very truly yours,

DLA PIPER LLP (US)

/s/ Douglas J. Rein
Douglas J. Rein

cc:	Ray Wood, International Stem Cell Corporation

Michael Rosenthall, SEC

Matthew Leivo